UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam American Government Income Fund
The fund's portfolio
12/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (83.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
November 20, 2037	$17,782,839	$18,549,934
6s, with due dates from October 15, 2023 to
January 15, 2029	105,059	108,830
		18,658,764

U.S. Government Agency Mortgage Obligations (80.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,589,674	1,674,383
6s, September 1, 2021	55,318	57,593
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	634,791	656,438
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037	2,902,064	2,940,607
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 1, 2032 to
January 1, 2036	3,109,157	3,264,900
6 1/2s, with due dates from October 1, 2032 to
December 1, 2037	2,458,691	2,558,515
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017	172,593	179,739
6 1/2s, TBA, February 1, 2039	1,000,000	1,035,625
6 1/2s, TBA, January 1, 2039	14,000,000	14,549,063
6s, with due dates from August 1, 2037 to
November 1, 2037	66,273	68,356
6s, with due dates from July 1, 2011 to August 1, 2022	9,113,894	9,485,800
6s, TBA, January 1, 2039	1,000,000	1,030,234
5 1/2s, with due dates from November 1, 2036 to
October 1, 2037	5,853,920	6,011,931
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	1,758,556	1,817,559
5 1/2s, TBA, January 1, 2039	164,000,000	168,253,750
5s, March 1, 2021	84,145	86,656
5s, TBA, February 1, 2039	16,000,000	16,298,125
5s, TBA, January 1, 2039	261,000,000	266,709,375
4 1/2s, with due dates from September 1, 2035 to
August 1, 2037	3,544,358	3,599,154
4 1/2s, TBA, February 1, 2039	4,000,000	4,040,000
4 1/2s, TBA, January 1, 2039	26,000,000	26,381,875
4s, with due dates from May 1, 2019 to
September 1, 2020	718,575	728,437
		531,428,115

Total U.S. government and agency mortgage obligations (cost $543,164,634)		$550,086,879

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.2%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$13,700,000	$14,348,273
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,800,275
6 3/4s, March 15, 2031	1,500,000	2,171,419
6 5/8s, September 15, 2009	29,420,000	30,651,648
3 3/8s, April 15, 2009	4,300,000	4,324,866

Total U.S. government agency obligations (cost $58,156,471)		$60,296,481

U.S. TREASURY OBLIGATIONS (29.1%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	$25,000,813
7 1/2s, November 15, 2016	10,948,000	14,949,152
6 1/4s, May 15, 2030	10,723,000	16,136,440
6s, February 15, 2026	47,270,000	66,015,509
U.S. Treasury Notes
4 1/4s, August 15, 2013	29,441,000	33,490,289
4 1/4s, September 30, 2012	17,438,000	19,479,472
4s, February 15, 2015	14,300,000	16,299,766

Total U.S. treasury obligations (cost $154,624,729)		$191,371,441

COLLATERALIZED MORTGAGE OBLIGATIONS (33.7%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$316,000	$243,764

Ser. 04-3, Class A5, 5.319s, 2039	180,000	153,488
Ser. 05-6, Class A2, 5.165s, 2047	809,000	685,430
Banc of America Mortgage Securities
Ser. 05-E, Class 2, Interest Only (IO), 0.3s, 2035	11,796,770	32,718
Ser. 04-D, Class 2A, IO, 0.16s, 2034	4,031,524	1,417
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 6.179s, 2037	1,603,133	108,211
Countrywide Alternative Loan Trust IFB Ser. 04-2CB,
Class 1A5, IO, 7.129s, 2034	221,577	9,192
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 4.549s, 2035	5,271,053	332,603
IFB Ser. 05-R2, Class 1AS, IO, 4.202s, 2035	14,622,794	859,820
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.81s, 2039	432,000	310,304
Fannie Mae
IFB Ser. 06-70, Class SM, 50.819s, 2036	101,559	138,128
IFB Ser. 07-75, Class JS, 48.59s, 2037	360,366	472,714
IFB Ser. 07-80, Class AS, 45.59s, 2037	299,938	394,573
IFB Ser. 07-1, Class NR, 43.919s, 2037	70,579	79,867
IFB Ser. 07-75, Class CS, 42.201s, 2037	527,867	713,245
IFB Ser. 06-62, Class PS, 37.073s, 2036	682,888	893,310
IFB Ser. 07-60, Class SB, 36.773s, 2037	259,070	326,926
IFB Ser. 06-76, Class QB, 36.773s, 2036	832,506	1,085,825
IFB Ser. 06-48, Class TQ, 36.773s, 2036	113,432	145,305
IFB Ser. 06-63, Class SP, 36.473s, 2036	914,437	1,169,520
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037	525,497	604,322
IFB Ser. 07-81, Class SC, 34.973s, 2037	484,637	597,025
IFB Ser. 07-1, Class NK, 33.158s, 2037	1,463,726	1,855,491
IFB Ser. 06-104, Class GS, 32.167s, 2036	369,091	451,022
IFB Ser. 06-104, Class ES, 31.094s, 2036	423,591	530,201
IFB Ser. 07-96, Class AS, 27.794s, 2037	372,434	419,261
IFB Ser. 07-30, Class FS, 27.645s, 2037	1,366,833	1,649,671
IFB Ser. 06-104, Class CS, 27.579s, 2036	643,790	776,760
IFB Ser. 06-49, Class SE, 27.115s, 2036	793,525	962,957
IFB Ser. 06-60, Class AK, 26.915s, 2036	390,541	469,663
IFB Ser. 06-60, Class TK, 26.715s, 2036	230,739	274,818
IFB Ser. 05-25, Class PS, 26.087s, 2035	82,060	95,211
IFB Ser. 06-115, Class ES, 24.675s, 2036	405,521	480,632
IFB Ser. 06-8, Class PK, 24.515s, 2036	111,495	129,466
IFB Ser. 05-115, Class NQ, 23.17s, 2036	291,592	322,944
IFB Ser. 05-74, Class CP, 23.022s, 2035	1,048,619	1,121,121
IFB Ser. 06-27, Class SP, 22.839s, 2036	782,303	905,395
IFB Ser. 06-8, Class HP, 22.839s, 2036	851,201	970,444
IFB Ser. 06-8, Class WK, 22.839s, 2036	1,485,306	1,680,876
IFB Ser. 05-106, Class US, 22.839s, 2035	1,251,447	1,445,550
IFB Ser. 05-99, Class SA, 22.839s, 2035	612,574	699,073
IFB Ser. 05-74, Class DM, 22.655s, 2035	1,235,992	1,399,074
IFB Ser. 06-60, Class CS, 22.362s, 2036	433,674	479,252
IFB Ser. 05-74, Class CS, 18.724s, 2035	1,195,413	1,316,805
IFB Ser. 05-106, Class JC, 18.663s, 2035	612,168	664,307
IFB Ser. 05-95, Class CP, 18.456s, 2035	89,872	89,745
IFB Ser. 05-114, Class SP, 18.284s, 2036	364,891	382,194
IFB Ser. 05-83, Class QP, 16.169s, 2034	428,554	446,787
IFB Ser. 05-57, Class MN, 15.816s, 2035	773,480	805,710
IFB Ser. 05-72, Class SB, 15.697s, 2035	431,843	454,956
FRB Ser. 03-W6, Class PT1, 10.207s, 2042	1,816,911	1,984,975
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,028,231	1,074,823
Ser. 02-T19, Class A3, 7 1/2s, 2042	15,741	16,572
Ser. 02-T12, Class A3, 7 1/2s, 2042	16,401	17,021
Ser. 02-14, Class A2, 7 1/2s, 2042	110,556	116,394
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,425,979	1,501,289
Ser. 02-T4, Class A3, 7 1/2s, 2041	535,260	563,529
Ser. 01-T12, Class A2, 7 1/2s, 2041	747,732	787,222
Ser. 01-T3, Class A1, 7 1/2s, 2040	37,093	39,052
Ser. 99-T2, Class A1, 7 1/2s, 2039	76,740	80,433
Ser. 386, Class 26, IO, 7 1/2s, 2038	76,996	7,729
Ser. 383, Class 88, IO, 7 1/2s, 2037	83,133	8,774
Ser. 383, Class 89, IO, 7 1/2s, 2037	67,146	8,807
Ser. 383, Class 87, IO, 7 1/2s, 2037	102,759	10,276
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	754,766	783,306
Ser. 02-T1, Class A3, 7 1/2s, 2031	663,233	698,260
Ser. 00-T6, Class A1, 7 1/2s, 2030	984,979	1,022,224
Ser. 01-T5, Class A3, 7 1/2s, 2030	17,453	18,113
Ser. 01-T4, Class A1, 7 1/2s, 2028	70,599	74,327
IFB Ser. 07-W6, Class 6A2, IO, 7.329s, 2037	640,712	56,062
IFB Ser. 03-66, Class SA, IO, 7.179s, 2033	1,049,752	85,852
IFB Ser. 08-7, Class SA, IO, 7.079s, 2038	258,709	26,505
Ser. 02-26, Class A1, 7s, 2048	1,132,380	1,191,477
Ser. 04-W12, Class 1A3, 7s, 2044	581,074	607,041
Ser. 04-T3, Class 1A3, 7s, 2044	1,225,984	1,280,771
Ser. 04-T2, Class 1A3, 7s, 2043	421,969	434,497
Ser. 03-W8, Class 2A, 7s, 2042	4,325,326	4,551,056
Ser. 03-W3, Class 1A2, 7s, 2042	399,937	414,810
Ser. 02-T16, Class A2, 7s, 2042	2,860,371	3,009,648
Ser. 02-T19, Class A2, 7s, 2042	1,859,180	1,956,207
Ser. 02-14, Class A1, 7s, 2042	1,146,308	1,206,131
Ser. 01-T10, Class A1, 7s, 2041	792,808	834,183
Ser. 02-T4, Class A2, 7s, 2041	2,058,190	2,119,293
Ser. 01-W3, Class A, 7s, 2041	319,693	336,377
Ser. 386, Class 24, IO, 7s, 2038	84,332	8,090
Ser. 386, Class 25, IO, 7s, 2038	83,752	7,944

Ser. 386, Class 22, IO, 7s, 2038	91,284	12,548
Ser. 386, Class 21, IO, 7s, 2037	103,587	9,715
Ser. 386, Class 23, IO, 7s, 2037	101,684	9,781
Ser. 383, Class 84, IO, 7s, 2037	95,005	13,672
Ser. 383, Class 85, IO, 7s, 2037	82,357	11,935
Ser. 383, Class 79, IO, 7s, 2037	95,242	13,413
Ser. 383, Class 80, IO, 7s, 2037	211,252	17,956
Ser. 383, Class 81, IO, 7s, 2037	115,403	15,891
Ser. 383, Class 82, IO, 7s, 2037	114,164	16,279
Ser. 383, Class 83, IO, 7s, 2037	97,006	13,883
Ser. 04-W1, Class 2A2, 7s, 2033	2,905,604	2,947,192
IFB Ser. 07-W6, Class 5A2, IO, 6.819s, 2037	985,531	76,970
IFB Ser. 07-W4, Class 4A2, IO, 6.809s, 2037	3,509,474	274,090
IFB Ser. 07-W2, Class 3A2, IO, 6.809s, 2037	1,228,965	95,982
IFB Ser. 06-115, Class BI, IO, 6.789s, 2036	1,182,140	101,011
IFB Ser. 05-113, Class DI, IO, 6.759s, 2036	35,827,798	2,882,346
IFB Ser. 08-36, Class YI, IO, 6.729s, 2036	91,115	7,608
IFB Ser. 06-60, Class SI, IO, 6.679s, 2036	1,284,146	109,923
IFB Ser. 06-60, Class UI, IO, 6.679s, 2036	501,331	44,502
IFB Ser. 04-24, Class CS, IO, 6.679s, 2034	408,175	38,748
IFB Ser. 03-122, Class SA, IO, 6.629s, 2028	1,886,058	109,740
IFB Ser. 03-130, Class BS, IO, 6.579s, 2033	121,910	9,441
IFB Ser. 05-65, Class KI, IO, 6.529s, 2035	17,663,172	1,358,298
IFB Ser. 03-34, Class WS, IO, 6.529s, 2029	116,522	8,424
Ser. 386, Class 14, IO, 6 1/2s, 2038	834,863	70,963
Ser. 386, Class 19, IO, 6 1/2s, 2038	97,950	9,329
Ser. 386, Class 17, IO, 6 1/2s, 2037	151,212	12,853
Ser. 386, Class 16, IO, 6 1/2s, 2037	104,345	11,085
Ser. 383, Class 60, IO, 6 1/2s, 2037	481,024	45,697
Ser. 383, Class 62, IO, 6 1/2s, 2037	134,343	12,297
Ser. 383, Class 69, IO, 6 1/2s, 2037	86,906	11,163
Ser. 383, Class 63, IO, 6 1/2s, 2037	105,087	10,470
Ser. 383, Class 64, IO, 6 1/2s, 2037	193,742	17,921
Ser. 383, Class 67, IO, 6 1/2s, 2037	102,880	11,204
Ser. 383, Class 58, IO, 6 1/2s, 2037	223,433	18,724
Ser. 383, Class 59, IO, 6 1/2s, 2037	142,310	13,011
Ser. 383, Class 61, IO, 6 1/2s, 2037	112,353	11,754
Ser. 383, Class 65, IO, 6 1/2s, 2037	135,021	13,920
Ser. 383, Class 66, IO, 6 1/2s, 2037	137,558	13,372
Ser. 383, Class 72, IO, 6 1/2s, 2037	538,301	45,756
Ser. 383, Class 77, IO, 6 1/2s, 2037	84,460	9,282
Ser. 383, Class 78, IO, 6 1/2s, 2037	84,261	11,011
Ser. 381, Class 14, IO, 6 1/2s, 2037	160,056	12,997
Ser. 381, Class 15, IO, 6 1/2s, 2037	81,345	6,605
Ser. 383, Class 73, IO, 6 1/2s, 2037	184,520	15,684
Ser. 383, Class 76, IO, 6 1/2s, 2037	111,629	11,244
Ser. 383, Class 70, IO, 6 1/2s, 2037	282,651	24,025
Ser. 383, Class 74, IO, 6 1/2s, 2037	151,903	12,912
Ser. 383, Class 71, IO, 6 1/2s, 2036	119,277	12,476
Ser. 383, Class 75, IO, 6 1/2s, 2036	96,241	8,888
IFB Ser. 08-01, Class GI, IO, 6.489s, 2037	5,362,083	445,589
IFB Ser. 07-54, Class CI, IO, 6.289s, 2037	863,419	67,868
IFB Ser. 07-39, Class PI, IO, 6.289s, 2037	801,744	59,463
IFB Ser. 07-30, Class WI, IO, 6.289s, 2037	5,653,161	424,100
IFB Ser. 07-28, Class SE, IO, 6.279s, 2037	854,052	66,462
IFB Ser. 06-128, Class SH, IO, 6.279s, 2037	949,950	73,065
IFB Ser. 06-56, Class SM, IO, 6.279s, 2036	1,018,650	79,574
IFB Ser. 05-90, Class SP, IO, 6.279s, 2035	1,857,750	154,807
IFB Ser. 05-12, Class SC, IO, 6.279s, 2035	1,020,042	100,983
IFB Ser. 07-W5, Class 2A2, IO, 6.269s, 2037	439,285	36,241
IFB Ser. 07-30, Class IE, IO, 6.269s, 2037	2,220,175	228,489
IFB Ser. 06-123, Class CI, IO, 6.269s, 2037	1,923,045	148,828
IFB Ser. 06-123, Class UI, IO, 6.269s, 2037	928,173	74,254
IFB Ser. 05-82, Class SY, IO, 6.259s, 2035	4,724,678	357,186
IFB Ser. 05-45, Class EW, IO, 6.249s, 2035	495,622	39,413
IFB Ser. 07-15, Class BI, IO, 6.229s, 2037	1,472,584	116,476
IFB Ser. 06-126, Class CS, IO, 6.229s, 2037	195,936	14,774
IFB Ser. 06-16, Class SM, IO, 6.229s, 2036	746,791	63,275
IFB Ser. 05-95, Class CI, IO, 6.229s, 2035	1,395,817	126,880
IFB Ser. 05-84, Class SG, IO, 6.229s, 2035	2,267,118	188,397
IFB Ser. 05-57, Class NI, IO, 6.229s, 2035	434,138	39,652
IFB Ser. 05-29, Class SX, IO, 6.229s, 2035	182,602	15,228
IFB Ser. 05-57, Class DI, IO, 6.229s, 2035	992,253	76,304
IFB Ser. 04-92, Class S, IO, 6.229s, 2034	155,479	12,143
IFB Ser. 06-104, Class EI, IO, 6.219s, 2036	76,461	7,738
IFB Ser. 05-83, Class QI, IO, 6.219s, 2035	379,121	37,110
IFB Ser. 06-128, Class GS, IO, 6.209s, 2037	967,716	74,310
IFB Ser. 06-114, Class IS, IO, 6.179s, 2036	1,006,951	75,820
IFB Ser. 04-92, Class SQ, IO, 6.179s, 2034	64,621	5,592
IFB Ser. 06-115, Class IE, IO, 6.169s, 2036	738,484	70,714
IFB Ser. 06-117, Class SA, IO, 6.169s, 2036	1,100,496	83,512
IFB Ser. 06-121, Class SD, IO, 6.169s, 2036	741,983	56,094
IFB Ser. 06-109, Class SG, IO, 6.159s, 2036	611,271	48,535
IFB Ser. 06-109, Class SH, IO, 6.149s, 2036	991,418	87,336
IFB Ser. 07-W6, Class 4A2, IO, 6.129s, 2037	4,079,500	313,714
IFB Ser. 06-128, Class SC, IO, 6.129s, 2037	1,798,183	137,020
IFB Ser. 06-43, Class SI, IO, 6.129s, 2036	572,099	43,907
IFB Ser. 06-44, Class IS, IO, 6.129s, 2036	105,097	7,993
IFB Ser. 06-8, Class JH, IO, 6.129s, 2036	3,569,072	279,173
IFB Ser. 05-122, Class SG, IO, 6.129s, 2035	762,927	75,675
IFB Ser. 05-95, Class OI, IO, 6.119s, 2035	216,059	25,527

IFB Ser. 06-92, Class LI, IO, 6.109s, 2036	1,090,411	81,690
IFB Ser. 06-96, Class ES, IO, 6.109s, 2036	484,304	37,000
IFB Ser. 06-85, Class TS, IO, 6.089s, 2036	1,466,236	112,800
IFB Ser. 06-61, Class SE, IO, 6.079s, 2036	297,487	20,784
IFB Ser. 07-75, Class PI, IO, 6.069s, 2037	1,344,664	104,862
IFB Ser. 07-76, Class SA, IO, 6.069s, 2037	1,247,137	71,804
IFB Ser. 07-W7, Class 2A2, IO, 6.059s, 2037	3,339,025	326,256
IFB Ser. 07-88, Class MI, IO, 6.049s, 2037	127,030	15,503
IFB Ser. 08-10, Class AI, IO, 6.029s, 2038	14,221,662	840,785
IFB Ser. 07-116, Class IA, IO, 6.029s, 2037	3,745,266	269,285
IFB Ser. 07-103, Class AI, IO, 6.029s, 2037	5,574,358	395,668
IFB Ser. 07-1, Class NI, IO, 6.029s, 2037	2,728,739	218,889
IFB Ser. 03-124, Class ST, IO, 6.029s, 2034	699,817	67,787
IFB Ser. 07-15, Class NI, IO, 6.029s, 2022	1,515,996	110,819
Ser. 389, Class 6, IO, 6s, 2038	96,841	8,232
Ser. 08-76, Class JI, IO, 6s, 2038	931,276	86,143
Ser. 386, Class 10, IO, 6s, 2038	91,351	9,419
Ser. 383, Class 41, IO, 6s, 2038	816,904	69,437
Ser. 383, Class 42, IO, 6s, 2038	590,916	50,228
Ser. 383, Class 43, IO, 6s, 2038	533,334	45,333
Ser. 383, Class 44, IO, 6s, 2038	487,595	41,446
Ser. 383, Class 45, IO, 6s, 2038	375,687	31,933
Ser. 383, Class 46, IO, 6s, 2038	326,914	27,788
Ser. 383, Class 47, IO, 6s, 2038	289,238	24,585
Ser. 383, Class 48, IO, 6s, 2038	259,188	23,975
Ser. 383, Class 52, IO, 6s, 2038	105,186	10,625
Ser. 386, Class 9, IO, 6s, 2038	466,801	39,678
Ser. 383, Class 28, IO, 6s, 2038	980,028	90,653
Ser. 383, Class 29, IO, 6s, 2038	881,060	81,498
Ser. 383, Class 30, IO, 6s, 2038	650,360	60,158
Ser. 383, Class 31, IO, 6s, 2038	573,222	53,023
Ser. 383, Class 32, IO, 6s, 2038	445,411	41,201
Ser. 383, Class 33, IO, 6s, 2038	381,005	35,243
Ser. 383, Class 37, IO, 6s, 2038	148,058	13,669
Ser. 386, Class 7, IO, 6s, 2038	574,721	52,415
Ser. 383, Class 34, IO, 6s, 2037	153,924	14,238
Ser. 383, Class 35, IO, 6s, 2037	127,102	11,808
Ser. 383, Class 36, IO, 6s, 2037	99,700	9,796
Ser. 383, Class 38, IO, 6s, 2037	85,731	7,923
Ser. 383, Class 50, IO, 6s, 2037	177,318	15,072
Ser. 386, Class 6, IO, 6s, 2037	275,253	23,066
Ser. 383, Class 49, IO, 6s, 2037	133,017	13,316
Ser. 383, Class 51, IO, 6s, 2037	137,122	13,703
Ser. 383, Class 57, IO, 6s, 2037	84,331	10,852
Ser. 383, Class 98, IO, 6s, 2022	142,353	12,496
Ser. 383, Class 99, IO, 6s, 2022	72,374	6,205
IFB Ser. 07-106, Class SM, IO, 5.989s, 2037	179,499	13,785
IFB Ser. 08-3, Class SC, IO, 5.979s, 2038	424,594	39,822
IFB Ser. 07-109, Class XI, IO, 5.979s, 2037	863,416	76,520
IFB Ser. 07-109, Class YI, IO, 5.979s, 2037	1,216,902	92,537
IFB Ser. 07-88, Class JI, IO, 5.979s, 2037	1,741,602	130,389
IFB Ser. 07-54, Class KI, IO, 5.969s, 2037	622,822	43,952
IFB Ser. 07-30, Class JS, IO, 5.969s, 2037	1,963,224	153,328
IFB Ser. 07-30, Class LI, IO, 5.969s, 2037	1,299,788	110,547
IFB Ser. 07-W2, Class 1A2, IO, 5.959s, 2037	999,254	69,149
IFB Ser. 07-106, Class SN, IO, 5.939s, 2037	1,340,514	101,245
IFB Ser. 07-54, Class IA, IO, 5.939s, 2037	982,439	71,736
IFB Ser. 07-54, Class IB, IO, 5.939s, 2037	982,439	71,736
IFB Ser. 07-54, Class IC, IO, 5.939s, 2037	982,439	71,736
IFB Ser. 07-54, Class ID, IO, 5.939s, 2037	982,439	71,736
IFB Ser. 07-54, Class IE, IO, 5.939s, 2037	982,439	71,736
IFB Ser. 07-54, Class IF, IO, 5.939s, 2037	1,462,705	123,876
IFB Ser. 07-54, Class NI, IO, 5.939s, 2037	980,130	70,165
IFB Ser. 07-54, Class UI, IO, 5.939s, 2037	1,321,081	65,856
IFB Ser. 07-109, Class AI, IO, 5.929s, 2037	2,517,460	181,005
IFB Ser. 07-91, Class AS, IO, 5.929s, 2037	882,689	67,879
IFB Ser. 07-91, Class HS, IO, 5.929s, 2037	947,580	77,620
IFB Ser. 07-15, Class CI, IO, 5.909s, 2037	3,589,268	260,409
IFB Ser. 06-115, Class JI, IO, 5.909s, 2036	2,602,198	203,232
IFB Ser. 07-109, Class PI, IO, 5.879s, 2037	1,349,159	95,890
IFB Ser. 06-123, Class LI, IO, 5.849s, 2037	1,735,431	131,181
IFB Ser. 08-1, Class NI, IO, 5.779s, 2037	2,122,966	142,026
IFB Ser. 07-116, Class BI, IO, 5.779s, 2037	3,419,082	228,737
IFB Ser. 08-01, Class AI, IO, 5.779s, 2037	6,541,300	416,223
IFB Ser. 08-10, Class GI, IO, 5.759s, 2038	1,707,867	103,462
IFB Ser. 08-1, Class HI, IO, 5.729s, 2037	3,038,451	190,329
IFB Ser. 07-39, Class AI, IO, 5.649s, 2037	1,925,303	144,590
IFB Ser. 07-32, Class SD, IO, 5.639s, 2037	1,168,634	90,432
IFB Ser. 07-30, Class UI, IO, 5.629s, 2037	954,867	64,448
IFB Ser. 07-32, Class SC, IO, 5.629s, 2037	1,557,075	107,228
IFB Ser. 07-1, Class CI, IO, 5.629s, 2037	1,112,254	75,650
IFB Ser. 05-74, Class SE, IO, 5.629s, 2035	5,403,770	368,072
IFB Ser. 05-74, Class NI, IO, 5.609s, 2035	6,129,828	486,954
IFB Ser. 05-14, Class SE, IO, 5.579s, 2035	258,579	17,364
Ser. 383, Class 18, IO, 5 1/2s, 2038	517,786	49,190
Ser. 383, Class 19, IO, 5 1/2s, 2038	472,110	44,850
Ser. 383, Class 25, IO, 5 1/2s, 2038	86,534	8,436
Ser. 386, Class 4, IO, 5 1/2s, 2037	117,203	13,828
Ser. 386, Class 5, IO, 5 1/2s, 2037	91,381	11,708
Ser. 383, Class 15, IO, 5 1/2s, 2037	88,502	9,627
Ser. 383, Class 4, IO, 5 1/2s, 2037	723,030	68,688

Ser. 383, Class 5, IO, 5 1/2s, 2037	459,003	43,605
Ser. 383, Class 6, IO, 5 1/2s, 2037	412,757	39,212
Ser. 383, Class 7, IO, 5 1/2s, 2037	406,630	38,630
Ser. 383, Class 8, IO, 5 1/2s, 2037	165,734	15,745
Ser. 383, Class 9, IO, 5 1/2s, 2037	157,343	14,948
Ser. 383, Class 20, IO, 5 1/2s, 2037	292,728	28,541
Ser. 383, Class 21, IO, 5 1/2s, 2037	277,293	27,036
Ser. 383, Class 22, IO, 5 1/2s, 2037	187,139	18,246
Ser. 383, Class 23, IO, 5 1/2s, 2037	168,855	16,463
Ser. 383, Class 24, IO, 5 1/2s, 2037	117,672	12,012
Ser. 383, Class 26, IO, 5 1/2s, 2037	90,489	10,090
Ser. 383, Class 95, IO, 5 1/2s, 2022	226,567	17,559
Ser. 383, Class 97, IO, 5 1/2s, 2022	95,767	7,329
Ser. 383, Class 94, IO, 5 1/2s, 2022	115,185	12,305
Ser. 383, Class 96, IO, 5 1/2s, 2022	123,724	10,246
IFB Ser. 08-1, Class BI, IO, 5.439s, 2038	1,041,890	66,415
IFB Ser. 07-75, Class ID, IO, 5.399s, 2037	1,096,889	72,872
Ser. 385, Class 3, IO, 5s, 2038	555,668	52,788
Ser. 383, Class 2, IO, 5s, 2037	93,704	13,167
Ser. 383, Class 92, IO, 5s, 2022	99,905	10,498
FRB Ser. 07-95, Class A1, 0.721s, 2036	7,263,430	6,537,087
FRB Ser. 07-95, Class A2, 0.721s, 2036	39,716,000	30,990,395
FRB Ser. 07-95, Class A3, 0.721s, 2036	11,005,000	7,091,622
FRB Ser. 07-101, Class A2, 0.721s, 2036	8,580,978	7,296,406
Ser. 03-W10, Class 3A, IO, 0.661s, 2043	21,550,858	201,320
Ser. 03-W10, Class 1A, IO, 0.618s, 2043	18,265,664	140,680
Ser. 01-T12, Class IO, 0.565s, 2041	2,340,176	34,899
Ser. 03-W2, Class 1, IO, 0.466s, 2042	956,382	10,935
Ser. 02-T4, IO, 0.449s, 2041	12,197,301	135,475
Ser. 01-50, Class B1, IO, 0.448s, 2041	4,206,212	49,952
Ser. 02-T1, Class IO, IO, 0.425s, 2031	2,492,118	23,193
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,614,511	14,038
Ser. 01-79, Class BI, IO, 0.325s, 2045	3,726,107	32,910
Ser. 08-33, Principal Only (PO), zero %, 2038	182,084	147,488
Ser. 08-9, PO, zero %, 2038	129,958	106,566
Ser. 07-64, Class LO, PO, zero %, 2037	304,813	265,507
Ser. 06-56, Class XF, zero %, 2036	72,905	68,843
Ser. 04-38, Class AO, PO, zero %, 2034	1,246,812	1,006,800
Ser. 04-61, Class CO, PO, zero %, 2031	1,369,586	1,184,692
Ser. 07-15, Class IM, IO, zero %, 2009	1,195,612	898
Ser. 07-16, Class TS, IO, zero %, 2009	5,007,642	4,060
FRB Ser. 07-76, Class SF, zero %, 2037	89,149	81,007
FRB Ser. 06-115, Class SN, zero %, 2036	547,009	376,591
FRB Ser. 06-104, Class EK, zero %, 2036	186,768	157,555
FRB Ser. 05-117, Class GF, zero %, 2036	108,464	90,519
FRB Ser. 05-79, Class FE, zero %, 2035	246,472	248,441
FRB Ser. 05-45, Class FG, zero %, 2035	341,198	308,784
FRB Ser. 05-81, Class DF, zero %, 2033	100,537	94,368
FRB Ser. 06-1, Class HF, zero %, 2032	134,318	124,516
IFB Ser. 06-75, Class FY, zero %, 2036	187,290	168,720
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.629s, 2043	514,894	66,936
Ser. T-58, Class 4A, 7 1/2s, 2043	290,126	301,913
Ser. T-42, Class A5, 7 1/2s, 2042	197,414	206,915
Ser. T-60, Class 1A2, 7s, 2044	714,715	741,070
Ser. T-59, Class 1A2, 7s, 2043	1,631,190	1,691,340
Ser. T-55, Class 1A2, 7s, 2043	944,435	986,344
Freddie Mac
IFB Ser. 3360, Class SB, 39.08s, 2037	266,464	351,485
IFB Ser. 3339, Class WS, 36.995s, 2037	495,615	660,587
IFB Ser. 3339, Class JS, 35.068s, 2037	429,043	553,636
IFB Ser. 3202, Class PS, 32.07s, 2036	662,567	841,124
IFB Ser. 3349, Class SA, 31.83s, 2037	1,626,086	2,035,086
IFB Ser. 3331, Class SE, 31.83s, 2037	392,315	488,664
IFB Ser. 3153, Class SX, 27.275s, 2036	1,792,916	2,232,973
IFB Ser. 3393, Class JS, 24.264s, 2032	217,999	234,174
IFB Ser. 3081, Class DC, 23.782s, 2035	502,062	575,125
IFB Ser. 3360, Class SC, 22.394s, 2037	657,566	720,035
IFB Ser. 3114, Class GK, 21.62s, 2036	340,174	395,423
IFB Ser. 3408, Class EK, 20.985s, 2037	1,181,373	1,294,516
IFB Ser. 2979, Class AS, 19.892s, 2034	225,025	245,395
IFB Ser. 3153, Class UT, 19.635s, 2036	1,107,366	1,224,292
IFB Ser. 3012, Class GP, 16.818s, 2035	512,539	535,903
IFB Ser. 3149, Class SU, 16.376s, 2036	380,919	405,084
IFB Ser. 3065, Class DC, 16.275s, 2035	829,569	881,849
IFB Ser. 3012, Class FS, 13.888s, 2035	71,741	73,803
IFB Ser. 3031, Class BS, 13.737s, 2035	1,107,943	1,138,251
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	1,332,253	107,787
IFB Ser. 239, IO, 6.005s, 2036	1,256,471	73,943
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	194,406	15,911
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	764,506	63,282
IFB Ser. 2594, Class SE, IO, 5.855s, 2030	1,221,680	72,328
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	694,737	56,301
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	814,330	69,311
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	3,132,639	246,272
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	1,227,022	95,522
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	600,570	50,174
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	191,857	15,724
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	522,981	56,978
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	2,314,545	195,973

IFB Ser. 3042, Class SP, IO, 5.555s, 2035	821,701	78,630
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	7,403,482	543,386
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	346,726	27,386
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	466,735	42,256
IFB Ser. 248, IO, 5 1/2s, 2037	677,672	65,937
IFB Ser. 3256, Class S, IO, 5.495s, 2036	1,465,982	121,823
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	762,398	70,412
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	858,112	72,582
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	999,796	76,582
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	1,552,306	116,423
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	4,955,256	395,796
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	179,808	14,493
IFB Ser. 3240, Class S, IO, 5.425s, 2036	2,986,116	216,470
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	1,554,384	113,625
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	574,982	51,212
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	148,036	12,302
IFB Ser. 3114, Class GI, IO, 5.405s, 2036	815,002	71,796
IFB Ser. 3339, Class JI, IO, 5.395s, 2037	2,973,574	198,932
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	1,132,969	81,288
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	1,256,182	90,500
IFB Ser. 3424, Class XI, IO, 5 3/8s, 2036	102,700	8,470
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	3,491,578	255,887
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	932,220	70,239
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	1,602,010	146,840
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	1,435,334	124,831
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	1,442,892	114,566
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	778,449	70,598
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	990,767	76,383
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	1,053,007	69,663
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	1,825,856	129,219
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	3,647,408	298,832
IFB Ser. 3012, Class UI, IO, 5.225s, 2035	1,334,807	131,410
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	1,109,134	83,437
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	1,390,811	117,690
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	1,390,811	117,690
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	1,390,811	117,690
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	1,390,811	117,690
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	2,044,859	173,036
IFB Ser. 3311, Class PI, IO, 5.215s, 2037	87,063	6,590
IFB Ser. 3375, Class MS, IO, 5.205s, 2037	159,435	11,875
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	1,810,232	144,782
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	782,890	58,691
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	3,421,642	233,431
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	1,681,800	130,777
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	2,752,809	184,848
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	1,485,617	82,300
IFB Ser. 3012, Class IG, IO, 4.885s, 2035	5,142,339	403,437
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	729,633	48,887
Ser. 3327, Class IF, IO, zero %, 2037	459,890	12,049
Ser. 246, PO, zero %, 2037	1,081,534	1,000,744
Ser. 3439, Class AO, PO, zero %, 2037	509,187	452,962
Ser. 3391, PO, zero %, 2037	97,134	79,212
Ser. 3292, Class DO, PO, zero %, 2037	131,064	119,182
Ser. 3292, Class OA, PO, zero %, 2037	83,356	65,959
Ser. 3300, PO, zero %, 2037	693,353	585,883
Ser. 3226, Class YO, PO, zero %, 2036	408,498	388,343
Ser. 3218, Class AO, PO, zero %, 2036	72,135	57,925
Ser. 3174, PO, zero %, 2036	162,653	157,838
Ser. 3139, Class CO, PO, zero %, 2036	227,281	206,506
Ser. 3008, PO, zero %, 2034	279,050	244,225
Ser. 2684, Class TO, PO, zero %, 2033	507,000	397,402
Ser. 2663, Class CO, PO, zero %, 2033	248,530	227,994
Ser. 2587, Class CO, PO, zero %, 2032	908,350	807,920
FRB Ser. 3349, Class DO, zero %, 2037	263,133	237,616
FRB Ser. 3326, Class XF, zero %, 2037	620,798	578,392
FRB Ser. 3326, Class YF, zero %, 2037	1,189,902	1,095,928
FRB Ser. 3263, Class TA, zero %, 2037	135,425	116,575
FRB Ser. 3241, Class FH, zero %, 2036	265,980	253,708
FRB Ser. 3231, Class XB, zero %, 2036	197,858	192,577
FRB Ser. 3283, Class HF, zero %, 2036	57,183	54,736
FRB Ser. 3231, Class X, zero %, 2036	210,424	194,238
FRB Ser. 3117, Class AF, zero %, 2036	84,838	70,908
FRB Ser. 3326, Class WF, zero %, 2035	1,403,020	1,239,135
FRB Ser. 3030, Class CF, zero %, 2035	388,349	346,796
FRB Ser. 3036, Class AS, zero %, 2035	87,916	79,692
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	1,142,828	1,488,252
IFB Ser. 07-51, Class SP, 36.435s, 2037	242,526	297,561
IFB Ser. 07-44, Class SP, 33.77s, 2036	474,379	572,055
IFB Ser. 05-84, Class SL, 17.367s, 2035	2,122,731	2,291,084
IFB Ser. 05-66, Class SP, 17.367s, 2035	2,418,412	2,505,920
IFB Ser. 05-84, Class SB, 15.731s, 2035	392,068	398,321
IFB Ser. 05-68, Class DP, 14.117s, 2035	2,936,884	3,025,411
IFB Ser. 05-7, Class NP, 11.977s, 2033	260,616	266,970
IFB Ser. 08-29, Class SA, IO, 7.273s, 2038	191,393	14,274
IFB Ser. 06-61, Class SM, IO, 6.873s, 2036	63,316	4,683
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	1,001,528	69,503
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	491,691	35,763
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	491,691	35,700
IFB Ser. 06-62, Class SA, IO, 6.833s, 2036	88,006	6,354
IFB Ser. 06-64, Class SB, IO, 6.833s, 2036	88,555	6,713

IFB Ser. 07-49, Class NY, IO, 6.593s, 2035	7,374,699	520,779
IFB Ser. 07-35, Class TY, IO, 6.393s, 2035	1,153,827	73,603
IFB Ser. 07-36, Class SW, IO, 6.393s, 2035	5,485,274	331,695
IFB Ser. 07-26, Class SG, IO, 6.343s, 2037	1,655,187	101,711
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	3,105,542	198,103
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	814,111	55,932
IFB Ser. 07-25, Class SA, IO, 6.293s, 2037	1,036,759	67,074
IFB Ser. 07-25, Class SB, IO, 6.293s, 2037	2,026,363	128,147
IFB Ser. 07-22, Class S, IO, 6.293s, 2037	970,645	75,046
IFB Ser. 07-11, Class SA, IO, 6.293s, 2037	911,804	66,792
IFB Ser. 07-14, Class SB, IO, 6.293s, 2037	864,210	53,985
IFB Ser. 07-40, Class SB, IO, 6.243s, 2037	116,045	7,383
IFB Ser. 07-51, Class SJ, IO, 6.243s, 2037	1,152,045	88,051
IFB Ser. 07-53, Class SY, IO, 6.228s, 2037	590,391	45,579
IFB Ser. 07-58, Class PS, IO, 6.193s, 2037	137,000	10,222
IFB Ser. 04-88, Class S, IO, 6.193s, 2032	126,243	8,031
IFB Ser. 07-59, Class PS, IO, 6.163s, 2037	906,540	64,980
IFB Ser. 07-59, Class SP, IO, 6.163s, 2037	3,071,326	223,620
IFB Ser. 04-59, Class SC, IO, 6.16s, 2034	703,097	60,581
IFB Ser. 04-26, Class IS, IO, 6.16s, 2034	122,693	9,766
IFB Ser. 07-68, Class PI, IO, 6.143s, 2037	474,735	35,881
IFB Ser. 06-38, Class SG, IO, 6.143s, 2033	3,047,455	163,283
IFB Ser. 07-53, Class SG, IO, 6.093s, 2037	635,215	41,601
IFB Ser. 08-3, Class SA, IO, 6.043s, 2038	1,922,847	108,295
IFB Ser. 07-64, Class AI, IO, 6.043s, 2037	9,571,136	556,274
IFB Ser. 07-53, Class ES, IO, 6.043s, 2037	908,033	53,852
IFB Ser. 08-4, Class SA, IO, 6.009s, 2038	4,301,002	251,419
IFB Ser. 07-67, Class SI, IO, 6.003s, 2037	4,972,407	289,757
IFB Ser. 07-9, Class DI, IO, 6.003s, 2037	1,564,551	101,009
IFB Ser. 07-57, Class QA, IO, 5.993s, 2037	2,246,951	115,156
IFB Ser. 07-58, Class SA, IO, 5.993s, 2037	207,462	12,225
IFB Ser. 07-58, Class SC, IO, 5.993s, 2037	1,633,558	89,339
IFB Ser. 07-61, Class SA, IO, 5.993s, 2037	1,199,107	61,850
IFB Ser. 07-53, Class SC, IO, 5.993s, 2037	1,009,525	56,291
IFB Ser. 06-26, Class S, IO, 5.993s, 2036	920,008	59,155
IFB Ser. 07-58, Class SD, IO, 5.983s, 2037	1,572,230	84,885
IFB Ser. 08-9, Class SK, IO, 5.973s, 2038	167,664	9,567
IFB Ser. 07-59, Class SD, IO, 5.963s, 2037	4,789,483	277,134
IFB Ser. 05-65, Class SI, IO, 5.843s, 2035	6,127,946	376,869
IFB Ser. 06-7, Class SB, IO, 5.813s, 2036	4,896,916	294,486
IFB Ser. 06-16, Class SX, IO, 5.783s, 2036	322,429	18,846
IFB Ser. 07-26, Class SD, IO, 5.76s, 2037	1,508,547	91,418
IFB Ser. 07-26, Class SL, IO, 5.76s, 2037	184,735	23,206
IFB Ser. 07-26, Class SM, IO, 5.76s, 2037	3,850,873	466,941
IFB Ser. 07-26, Class SN, IO, 5.76s, 2037	72,959	8,321
IFB Ser. 07-17, Class IB, IO, 5.743s, 2037	788,338	60,158
IFB Ser. 06-10, Class SM, IO, 5.743s, 2036	4,803,600	278,080
IFB Ser. 06-14, Class S, IO, 5.743s, 2036	1,349,052	77,823
IFB Ser. 06-11, Class ST, IO, 5.733s, 2036	857,154	49,123
IFB Ser. 07-26, Class SW, IO, 5.693s, 2037	10,988,681	602,762
IFB Ser. 07-27, Class SD, IO, 5.693s, 2037	833,620	68,393
IFB Ser. 07-19, Class SJ, IO, 5.693s, 2037	1,269,574	71,627
IFB Ser. 07-23, Class ST, IO, 5.693s, 2037	1,789,569	97,934
IFB Ser. 07-8, Class SA, IO, 5.693s, 2037	540,842	29,775
IFB Ser. 07-9, Class CI, IO, 5.693s, 2037	2,030,974	104,798
IFB Ser. 07-7, Class EI, IO, 5.693s, 2037	741,540	41,842
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	2,380,744	124,989
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	1,638,780	92,762
IFB Ser. 07-3, Class SA, IO, 5.693s, 2037	1,565,047	88,309
IFB Ser. 05-17, Class S, IO, 5.673s, 2035	165,363	9,917
IFB Ser. 07-48, Class SB, IO, 5.61s, 2037	1,330,158	83,288
IFB Ser. 05-3, Class SN, IO, 5.593s, 2035	362,774	26,386
IFB Ser. 07-74, Class SI, IO, 5.53s, 2037	174,186	9,025
IFB Ser. 07-17, Class AI, IO, 5.51s, 2037	3,716,440	281,290
IFB Ser. 07-73, Class MI, IO, 5.493s, 2037	5,132,238	263,756
IFB Ser. 04-41, Class SG, IO, 5.493s, 2034	434,320	24,078
IFB Ser. 08-2, Class SM, IO, 5.46s, 2038	422,887	27,708
IFB Ser. 07-9, Class AI, IO, 5.46s, 2037	1,348,400	87,801
IFB Ser. 08-40, Class SA, IO, 5.36s, 2038	2,725,295	191,452
IFB Ser. 07-17, Class IC, IO, 5.21s, 2037	819,136	59,643
IFB Ser. 07-25, Class KS, IO, 5.16s, 2037	452,719	36,371
IFB Ser. 07-21, Class S, IO, 5.16s, 2037	1,763,327	104,026
IFB Ser. 07-31, Class AI, IO, 5.14s, 2037	1,136,310	84,252
IFB Ser. 07-62, Class S, IO, 5.11s, 2037	193,537	11,229
IFB Ser. 07-43, Class SC, IO, 5.06s, 2037	1,206,780	72,915
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	2,685,961	919
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	7,864,809	2,691
Ser. 07-73, Class MO, PO, zero %, 2037	394,450	338,896
FRB Ser. 07-73, Class KI, IO, zero %, 2037	3,948,156	11,592
FRB Ser. 07-73, Class KM, zero %, 2037	395,181	288,300
FRB Ser. 07-49, Class UF, zero %, 2037	103,760	95,703
FRB Ser. 07-35, Class UF, zero %, 2037	166,638	142,869
FRB Ser. 07-22, Class TA, zero %, 2037	124,062	116,953
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	790,000	692,670
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	374,937	340,018
Ser. 05-RP3, Class 1A3, 8s, 2035	1,105,579	986,097
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	995,585	878,776
GSMPS Mortgage Loan Trust 144A IFB Ser. 04-4,
Class 1AS, IO, 4.7s, 2034	18,663,886	1,213,153

GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.833s, 2035		354,284	233,827
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.581s, 2037		404,478	273,481
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051		440,000	190,863
FRB Ser. 07-LD12, Class A3, 5.99s, 2051		1,395,000	923,888
FRB Ser. 07-LD11, Class AM, 5.819s, 2049		258,000	110,324
Ser. 06-CB14, Class A4, 5.481s, 2044		825,000	626,104
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		262,000	109,314
Ser. 07-LDPX, Class A3, 5.42s, 2049		2,044,000	1,435,364
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		435,000	330,810
Ser. 04-C7, Class A6, 4.786s, 2029		759,000	610,305
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.093s, 2036		378,741	487,419
IFB Ser. 07-5, Class 4A3, 37.253s, 2037		732,451	780,060
IFB Ser. 07-5, Class 8A2, IO, 7.249s, 2036		1,150,655	93,777
Ser. 07-1, Class 3A2, IO, 6.779s, 2037		1,870,925	152,254
IFB Ser. 06-9, Class 3A2, IO, 6.759s, 2037		1,001,649	84,486
IFB Ser. 07-4, Class 3A2, IO, 6.729s, 2037		1,170,553	91,772
IFB Ser. 06-5, Class 2A2, IO, 6.679s, 2036		2,418,371	178,355
IFB Ser. 07-4, Class 2A2, IO, 6.199s, 2037		4,834,596	326,335
Ser. 06-9, Class 2A3, IO, 6.149s, 2036		3,667,188	284,583
IFB Ser. 06-9, Class 2A2, IO, 6.149s, 2037		2,684,147	203,035
IFB Ser. 06-7, Class 2A4, IO, 6.079s, 2036		3,896,281	277,513
IFB Ser. 06-7, Class 2A5, IO, 6.079s, 2036		3,661,359	260,780
IFB Ser. 06-6, Class 1A2, IO, 6.029s, 2036		1,415,287	99,070
IFB Ser. 06-6, Class 1A3, IO, 6.029s, 2036		2,088,513	146,196
IFB Ser. 07-5, Class 10A2, IO, 5.869s, 2037		2,361,123	165,279
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 0.376s, 2034		734,353	3,378
Ser. 05-2, Class 7AX, IO, 0.17s, 2035		2,057,602	5,144
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043		468,000	390,452
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		122,000	58,411
Ser. 05-HQ6, Class A4A, 4.989s, 2042		1,735,000	1,392,390
Ser. 04-HQ4, Class A7, 4.97s, 2040		896,000	755,776
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.807s, 2035		1,671,210	902,453
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.289s, 2033 (United Kingdom)		312,000	218,772
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)		549,000	488,061
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019		16,505	15,876
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		4,116,800	2,017,232
FRB Ser. 05-18, Class 6A1, 5.256s, 2035		450,408	283,757
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.779s, 2037		24,079,194	1,625,346
Ser. 07-4, Class 1A4, IO, 1s, 2037		25,483,138	862,278
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 4.386s, 2037		3,535,293	212,118
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.551s, 2037		511,192	476,022
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		502,000	375,216
Ser. 04-C15, Class A4, 4.803s, 2041		1,338,000	1,074,031
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036		361,472	192,201
Ser. 05-AR2, Class 2A1, 4.552s, 2035		280,281	199,067
Ser. 05-AR9, Class 1A2, 4.425s, 2035		407,379	142,583
Ser. 04-R, Class 2A1, 4.368s, 2034		269,156	206,188
Ser. 05-AR12, Class 2A5, 4.359s, 2035		7,668,000	3,518,915
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		18,649,000	26,258

Total collateralized mortgage obligations (cost $228,287,162)			$221,310,813

PURCHASED OPTIONS OUTSTANDING (3.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$23,880,000	$7,642
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	23,880,000	5,836,033
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	19,481,000	4,650,894
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	19,481,000	5,649
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	38,533,000	8,824,828
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	38,533,000	111,746

Total purchased options outstanding (cost $5,252,412)			$19,436,792

ASSET-BACKED SECURITIES (0.4%)(a)

		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.621s, 2036		$54,000	$18,835
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.631s, 2036		100,000	44,000
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.661s, 2036		17,541	10,595
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.641s, 2036		167,000	93,520
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.621s, 2036		248,000	116,833
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 6.219s, 2037		1,675,016	127,324
FRB Ser. 07-6, Class 2A1, 0.681s, 2037		557,649	192,700
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 0.661s, 2036		74,192	36,354
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.641s, 2036		2,397,000	1,774,471
FRB Ser. 07-RZ1, Class A2, 0.631s, 2037		83,000	36,827
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 0.611s, 2037		78,000	34,320
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.631s, 2036		250,000	143,850

Total asset-backed securities (cost $4,007,153)			$2,629,629

SHORT-TERM INVESTMENTS (17.1%)(a)
		Principal
		amount/shares	Value

Federated Prime Obligations Fund		61,589,169	$61,589,169
Interest in $300,000,000 joint triparty repurchase
agreement dated December 31, 2008 with Bank of America
Sec. LLC. due January 2, 2009 -- maturity value
of $1,700,009 for an effective yield of 0.10%
(collateralized by various mortgage backed securities
with coupon rates of 5.0% to 7.0% and due dates
ranging from April 1, 2034 to December 1, 2038 valued
at $306,000,001)		$1,700,000	1,700,000
U.S. Treasury Cash Management Bills 0.88%,
May 15, 2009 (SEG)		6,000,000	5,980,356
Federal National Mortgage Association, 0.10%,
March 11, 2009		34,000,000	33,993,472
Federal Home Loan Bank, for an effective yield
of 2.73%, July 14, 2009		9,000,000	8,867,592

Total short-term investments (cost $112,130,604)			$112,130,589

TOTAL INVESTMENTS

Total investments (cost $1,105,623,165)(b)			$1,157,262,624

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Euro-Dollar 90 day (Short)	203	$50,176,525	Jun-09	$(865,827)
Euro-Dollar 90 day (Short)	512	126,393,600	Sep-09	(2,242,130)
Euro-Dollar 90 day (Short)	542	133,582,675	Dec-09	(2,434,218)
Euro-Dollar 90 day (Short)	34	8,369,950	Mar-10	(182,692)
U.S. Treasury Bond 20 yr (Short)	78	10,767,656	Mar-09	(38,683)
U.S. Treasury Note 2 yr (Short)	315	68,689,688	Mar-09	(587,945)
U.S. Treasury Note 5 yr (Short)	16	1,904,875	Mar-09	(21,919)
U.S. Treasury Note 10 yr (Short)	516	64,887,000	Mar-09	(246,419)

Total				$(6,619,833)

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $6,883,532) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BB maturing
November 9, 2019.	$37,302,000	Nov-09/4.40	$5,668,039

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	37,302,000	Nov-09/4.40	321,543

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/5.51	9,160,511

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/5.51	625,672

Total			$15,775,765

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $199,876,523) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, January 1, 2039	$4,000,000	1/13/09	$4,058,750
FNMA, 5s, January 1, 2039	23,000,000	1/13/09	23,503,125
FNMA, 5 1/2s, January 1, 2039	166,000,000	1/13/09	170,305,625
FNMA, 5 1/2s, February 1, 2039	1,000,000	2/12/09	1,022,734
FNMA, 6s, January 1, 2039	1,000,000	1/13/09	1,030,234
FNMA, 6 1/2s, January 1, 2039	1,000,000	1/13/09	1,039,220

Total			$200,959,688

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$51,270,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$1,305,841

15,128,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,801,829

169,972,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,474,277

121,559,000	379,441	10/1/18	3 month USD-LIBOR-BBA	4.30%	18,982,594

9,563,000	23,879	10/14/38	4.25%	3 month USD-LIBOR-BBA	(2,831,497)

160,921,000	(146,285)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(3,873,777)

76,300,000	94,393	11/26/18	3.57%	3 month USD-LIBOR-BBA	(6,717,067)

30,855,000	--	12/22/13	1.99%	3 month USD-LIBOR-BBA	198,895

202,364,000	--	12/22/10	3 month USD-LIBOR-BBA	1.515%	37,599

18,310,000	--	12/22/18	2.305%	3 month USD-LIBOR-BBA	424,011

98,618,000	--	12/22/38	2.402%	3 month USD-LIBOR-BBA	7,276,343

2,824,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(913,236)

Barclays Bank PLC
43,356,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	1,013,980

Citibank, N.A.
130,021,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	9,394,564

73,977,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(26,110,027)

111,303,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	3,646,880

70,255,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	331,925

Credit Suisse International
14,618,300	--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(540,778)

45,741,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,500,011

13,867,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	574,696

100,890,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	2,046,105

145,021,000	101,740	10/31/13	3.80%	3 month USD-LIBOR-BBA	(11,119,824)

52,596,000	50,001	10/31/18	4.35%	3 month USD-LIBOR-BBA	(8,238,647)

53,550,000	(572,366)	12/10/38	2.69%	3 month USD-LIBOR-BBA	299,899

61,550,000	657,873	12/10/38	3 month USD-LIBOR-BBA	2.69%	(344,702)

23,789,000	--	6/30/38	2.71%	3 month USD-LIBOR-BBA	260,400

Deutsche Bank AG
53,566,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	2,302,899

14,290,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(2,511,170)

144,000	--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(15,198)

5,984,000	5,125	11/21/10	2.25%	3 month USD-LIBOR-BBA	(79,583)

235,600,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	9,182,901

43,247,000	--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(1,400,387)

66,312,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,379,636

20,619,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	74,054

9,399,000	--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(18,564)

44,682,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(62,929)

Goldman Sachs International
134,944,000	--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	8,543,321

53,317,000	--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	3,656,822

18,381,000	--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(7,216,922)

32,753,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	4,544,388

48,927,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	606,189

147,593,000	69,551	10/24/10	3 month USD-LIBOR-BBA	2.60%	2,703,918

31,728,000	(196,393)	11/18/18	3 month USD-LIBOR-BBA	4.10%	4,086,123

92,855,000	(338,336)	11/18/13	3 month USD-LIBOR-BBA	3.45%	5,469,594

136,178,000	(37,456)	11/18/10	3 month USD-LIBOR-BBA	2.35%	2,139,802

45,952,000	--	12/24/18	3 month USD-LIBOR-BBA	2.5%	(330,722)

JPMorgan Chase Bank, N.A.
18,590,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(3,185,701)

6,966,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(3,208,910)

24,316,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(11,337,025)

53,541,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,946,636

77,430,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,464,691

84,868,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(14,490,424)

85,449,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	2,181,943

54,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(5,612,976)

18,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	3,520,731

26,426,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	933,003

23,508,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	948,328

178,500,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	7,260,691

20,516,000	--	9/15/10	3.11%	3 month USD-LIBOR-BBA	(741,542)

112,225,000	--	9/15/18	4.2145%	3 month USD-LIBOR-BBA	(17,393,381)

13,857,000	(40,761)	11/4/18	3 month USD-LIBOR-BBA	4.45%	2,271,282

65,527,000	--	11/10/18	3 month USD-LIBOR-BBA	4.83%	13,248,504

383,000,000	--	11/24/10	3 month USD-LIBOR-BBA	2.045%	3,890,919

23,123,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(5,017,622)

Merrill Lynch Capital Services, Inc.
17,382,000	--	9/16/38	4.66%	3 month USD-LIBOR-BBA	(6,877,845)

8,434,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(840,332)

29,354,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,167,972

UBS AG
52,862,000	1,757,222	11/10/28	4.45%	3 month USD-LIBOR-BBA	(11,579,097)

194,497,000	(4,940,934)	11/10/18	3 month USD-LIBOR-BBA	4.45%	27,776,487

388,539,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	3,977,748

Total					$20,238,546

NOTES

(a) Percentages indicated are based on net assets of $657,258,191.

(b) The aggregate identified cost on a tax basis is $1,106,423,455, resulting in gross unrealized appreciation and depreciation of $85,769,089 and $34,929,920, respectively, or net unrealized appreciation of $50,839,169.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

At December 31, 2008, liquid assets totaling $293,204,219 have been designated as collateral for open forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$61,589,169	$(6,619,833)

Level 2	1,095,673,455	10,263,148

Level 3	--	--

Total	$1,157,262,624	$3,643,315

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009